Capital Stock - Summary of Bank's Subscribed and Paid-in Capital (Parenthetical) (Detail)				12 Months Ended
	Oct. 17, 2018 Vote $ / shares	Aug. 08, 2018 Vote $ / shares	Jun. 19, 2017 Vote $ / shares shares	Dec. 31, 2018 Vote $ / shares shares	Dec. 31, 2017 shares	Aug. 14, 2017 $ / shares shares	Jul. 13, 2017	Dec. 31, 2016 shares
Disclosure of classes of share capital [line items]
Shares issued				669,663,021	669,663,021			584,563,028
Number of vote				1
Class B Ordinary Shares [member]
Disclosure of classes of share capital [line items]
Shares issued			74,000,000	658,427,351		11,099,993		573,327,358
Par value per share | $ / shares	$ 1	$ 1	$ 1	$ 1		$ 1
Number of vote	1	1	1	1	1
Percentage of capital stock							15.00%